Transaction Revenue - Summary of Transaction Revenue Split By Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Transaction revenue	$ 1,893.6	$ 1,546.3	$ 1,323.1
Cross Border Sevices [Member]
Disaggregation of Revenue [Line Items]
Transaction revenue	1,257.0	1,071.7	999.7
Card Services [Member]
Disaggregation of Revenue [Line Items]
Transaction revenue	391.6	280.5	207.2
Other Services [Member]
Disaggregation of Revenue [Line Items]
Transaction revenue	$ 245.0	$ 194.1	$ 116.2